GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds received		$ 84,400
Gain/(Loss) on sale of subsidiaries and disposal groups	$ 0	$ 7,613	$ 0
Rig Finance
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage held in consolidated subsidiary sold to a third party		100.00%